Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other gain (loss) from investments
Dividend income	€ 227	€ 255	€ 351
Capital gain realized from the sale of investments	562	430	483
Capital gain from the fair value measurement of the residual stake of investments held	118	414
Azule Energy Holdings Ltd
Other gain (loss) from investments
Capital gains from the fair value measurement of the business combination			2,542
Realized exchange differences on translation from the business combination			764
Nigerian Agip Oil Company Ltd. [member]
Other gain (loss) from investments
Capital gain realized from the sale of investments	€ 371
Nigerian Agip Oil Company Ltd. [member] | Oando PLC
Other gain (loss) from investments
Equity interest disposed (as a percent)	100.00%
Saipem SpA
Other gain (loss) from investments
Capital gain realized from the sale of investments	€ 166
Equity interest disposed (as a percent)	10.00%
Effects recognized in other comprehensive income	€ 9
Ithaca Energy Plc
Other gain (loss) from investments
Capital gains from the fair value measurement of the business combination	118
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	166	179	247
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	€ 22	€ 55	€ 77
SeaCorridor Srl | Snam Group [Member]
Other gain (loss) from investments
Equity interest disposed (as a percent)		49.90%